CURRENT AND ALL OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Current And Other Assets

As of December 31,	2023	2022
Derivative instruments (Note 18)	$76	$72
Assets held for sale	5	93
Financing receivables – net	141	79
Prepaid taxes and deferred charges and other	130	80
All other current assets	$352	$324
Long-term receivables – net (Note 4)	$701	$743
Pension surplus (Note 13)	748	601
Taxes receivable	213	205
Prepaid taxes and deferred charges	246	176
Derivative instruments (Note 18)	118	84
Other	202	288
All other assets	$2,228	$2,097